United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Hermes Equity Funds

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/23

Date of Reporting Period: Six months ended 03/31/23

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
March 31, 2023

Share Class | Ticker	A | VSFAX	C | VSFCX	R | VSFRX
	Institutional | VSFIX	R6 | VSFSX

Federated Hermes Clover Small Value Fund
Successor to the Touchstone Diversified Small Cap Value Fund Established 1996

A Portfolio of Federated Hermes Equity Funds
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2022 through March 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At March 31, 2023, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Industrials	19.9%
Financials	19.8%
Consumer Discretionary	11.8%
Health Care	9.2%
Information Technology	7.0%
Real Estate	6.4%
Energy	6.1%
Materials	5.6%
Consumer Staples	4.5%
Utilities	4.2%
Communication Services	2.0%
Cash Equivalents[2]	1.4%
Other Assets and Liabilities—Net[3]	2.1%
TOTAL	100%

1
Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry
Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
March 31, 2023 (unaudited)
Shares			Value
		COMMON STOCKS— 96.5%
	[1]	Communication Services— 2.0%
53,424		Criteo SA, ADR	$1,683,123
73,920		Yelp, Inc.	2,269,344
		TOTAL	3,952,467
		Consumer Discretionary— 11.8%
27,807		Academy Sports and Outdoors, Inc.	1,814,407
125,008	[1]	Bowlero Corp.	2,118,886
46,350		Boyd Gaming Corp.	2,971,962
50,370		Foot Locker, Inc.	1,999,185
17,092	[1]	LGI Homes, Inc.	1,949,001
34,867	[1]	Meritage Corp.	4,071,071
27,371		Monro Inc.	1,352,949
32,326	[1]	Ollie’s Bargain Outlet Holding, Inc.	1,872,968
11,881		Thor Industries, Inc.	946,203
62,921		Travel + Leisure Co.	2,466,503
40,920	[1]	Urban Outfitters, Inc.	1,134,302
6,074	[1]	Visteon Corp.	952,585
		TOTAL	23,650,022
		Consumer Staples— 4.5%
69,315		B&G Foods, Inc., Class A	1,076,462
77,309	[1]	Hostess Brands, Inc.	1,923,448
146,951	[1]	Mission Produce, Inc.	1,632,626
26,054		PriceSmart, Inc.	1,862,340
213,727		Vector Group Ltd.	2,566,861
		TOTAL	9,061,737
		Energy— 6.1%
40,423		Civitas Resources, Inc.	2,762,508
107,898		Northern Oil and Gas, Inc.	3,274,704
73,334		PBF Energy, Inc.	3,179,762
216,760		TechnipFMC PLC	2,958,774
		TOTAL	12,175,748
		Financials— 19.8%
333,705		AGNC Investment Corp.	3,363,746
87,432		American Equity Investment Life Holding Co.	3,190,394
111,227	[1]	Avantax, Inc.	2,927,495
146,589		Cadence Bank	3,043,188
69,511		CNO Financial Group, Inc.	1,542,449
118,194		First Commonwealth Financial Corp.	1,469,151
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS— continued
		Financials— continued
27,009		First Interstate BancSystem, Inc., Class A	$806,489
51,517		Hancock Whitney Corp.	1,875,219
13,978		Hanover Insurance Group, Inc.	1,796,173
42,827	[1]	I3 Verticals, Inc.	1,050,546
73,977		OceanFirst Financial Corp.	1,367,095
276,657		Old National Bancorp	3,989,394
13,983		Primerica, Inc.	2,408,432
84,213		Seacoast Banking Corp. of Florida	1,995,848
11,832		Selective Insurance Group, Inc.	1,127,944
54,659		South State Corp.	3,895,000
72,433		United Bankshares, Inc.	2,549,642
20,495		Wintrust Financial Corp.	1,495,110
		TOTAL	39,893,315
		Health Care— 9.2%
152,968	[1]	AdaptHealth Corp.	1,901,392
506,608	[1]	ADMA Biologics, Inc.	1,676,873
71,168	[1]	Avanos Medical, Inc.	2,116,536
44,893	[1]	Envista Holdings Corp.	1,835,226
21,018	[1]	Halozyme Therapeutics, Inc.	802,677
20,248	[1]	Harmony Biosciences Holdings, Inc.	661,097
21,147	[1]	Pacira BioSciences, Inc.	863,009
57,694	[1]	Prestige Consumer Healthcare, Inc.	3,613,375
70,498	[1]	R1 RCM, Inc.	1,057,470
37,929	[1]	Schrodinger, Inc.	998,671
49,618	[1]	Tenet Healthcare Corp.	2,948,302
		TOTAL	18,474,628
		Industrials— 19.9%
79,709	[1]	APi Group Corp.	1,791,858
35,637		Arcosa, Inc.	2,249,051
41,457	[1]	Azek Co., Inc.	975,898
24,273		BWX Technologies, Inc.	1,530,170
61,743		Enerpac Tool Group Corp.	1,574,447
19,429		EnPro Industries, Inc.	2,018,479
35,928		Esab Corp.	2,122,267
61,759		Federal Signal Corp.	3,347,955
148,435		Genco Shipping & Trading Ltd.	2,324,492
42,462	[1]	Gibraltar Industries, Inc.	2,059,407
26,516		H&E Equipment Services, Inc.	1,172,803
20,225		Helios Technologies, Inc.	1,322,715
63,835		Hillenbrand, Inc.	3,034,078
56,680		Spirit AeroSystems Holdings, Inc., Class A	1,957,160
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS— continued
		Industrials— continued
31,393		Terex Corp.	$1,518,793
117,834	[1]	TPI Composites, Inc.	1,537,734
12,600		Unifirst Corp.	2,220,498
62,637	[1]	WNS Holdings Ltd., ADR	5,835,889
45,013	[1]	XPO Inc.	1,435,915
		TOTAL	40,029,609
		Information Technology— 7.0%
16,821	[1]	Diodes, Inc.	1,560,316
30,476	[1]	IPG Photonics Corp.	3,757,996
279,650	[1]	TTM Technologies, Inc.	3,772,479
60,953	[1]	Ultra Clean Holdings, Inc.	2,021,201
79,406	[1]	Verint Systems, Inc.	2,957,079
		TOTAL	14,069,071
		Materials— 5.6%
32,899		Ashland, Inc.	3,379,056
46,998		Commercial Metals Corp.	2,298,202
259,575	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	0
60,339	[1]	MP Materials Corp.	1,700,956
35,448	[1]	Summit Materials, Inc.	1,009,914
207,479		Tronox Holdings PLC	2,983,548
		TOTAL	11,371,676
		Real Estate— 6.4%
86,345		Corporate Office Properties Trust	2,047,240
108,073		Easterly Government Properties, Inc.	1,484,923
55,443		EPR PPTYS	2,112,378
162,691		Kite Realty Group Trust	3,403,496
9,756		Ryman Hospitality Properties, Inc.	875,406
87,528		STAG Industrial, Inc.	2,960,197
		TOTAL	12,883,640
		Utilities— 4.2%
44,866		Allete, Inc.	2,888,024
40,165		Idacorp, Inc.	4,351,075
24,972		Portland General Electric Co.	1,220,881
		TOTAL	8,459,980
		TOTAL COMMON STOCKS (IDENTIFIED COST $181,916,831)	194,021,893
Semi-Annual Shareholder Report
4

Shares		Value
	INVESTMENT COMPANY— 1.4%
2,744,546	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.82%[3] (IDENTIFIED COST $2,743,229)	$2,743,997
	TOTAL INVESTMENT IN SECURITIES—97.9% (IDENTIFIED COST $184,660,060)[4]	196,765,890
	OTHER ASSETS AND LIABILITIES - NET—2.1%[5]	4,204,870
	TOTAL NET ASSETS—100%	$200,970,760
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2023, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 9/30/2022	$6,347,851
Purchases at Cost	$54,378,957
Proceeds from Sales	$(57,981,337)
Change in Unrealized Appreciation/Depreciation	$(622)
Net Realized Gain/(Loss)	$(852)
Value as of 3/31/2023	$2,743,997
Shares Held as of 3/31/2023	2,744,546
Dividend Income	$140,112

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

3	7-day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
5

The following is a summary of the inputs used, as of March 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$178,236,067	$—	$0	$178,236,067
International	15,785,826	—	—	15,785,826
Investment Company	2,743,997	—	—	2,743,997
TOTAL SECURITIES	$196,765,890	$—	$0	$196,765,890

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2023	Year Ended September 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$22.63	$28.03	$17.10	$19.23	$26.36	$29.16
Income From Investment Operations:
Net investment income (loss)[1]	0.12	0.16	0.10	0.03	0.05	0.02
Net realized and unrealized gain (loss)	2.22	(3.23)	10.86	(2.09)	(3.03)	1.47
Total From Investment Operations	2.34	(3.07)	10.96	(2.06)	(2.98)	1.49
Less Distributions:
Distributions from net investment income	(0.04)	(0.08)	(0.03)	(0.07)	(0.02)	(0.11)
Distributions from net realized gain	(2.03)	(2.25)	—	—	(4.13)	(4.18)
Total Distributions	(2.07)	(2.33)	(0.03)	(0.07)	(4.15)	(4.29)
Net Asset Value, End of Period	$22.90	$22.63	$28.03	$17.10	$19.23	$26.36
Total Return[2]	10.22%	(12.29)%	64.10%	(10.77)%	(11.25)%	5.64%
Ratios to Average Net Assets:
Net expenses[3]	1.13%[4]	1.13%	1.23%	1.26%	1.26%	1.27%
Net investment income	1.01%[4]	0.62%	0.38%	0.16%	0.26%	0.09%
Expense waiver/reimbursement[5]	0.31%[4]	0.33%	0.30%	0.21%	0.21%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$61,576	$58,331	$70,636	$45,527	$62,463	$94,210
Portfolio turnover[6]	47%	94%	86%	89%	74%	84%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2023	Year Ended September 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$20.53	$25.75	$15.81	$17.85	$24.95	$27.91
Income From Investment Operations:
Net investment income (loss)[1]	0.02	(0.04)	(0.09)	(0.10)	(0.09)	(0.17)
Net realized and unrealized gain (loss)	2.02	(2.93)	10.03	(1.94)	(2.88)	1.39
Total From Investment Operations	2.04	(2.97)	9.94	(2.04)	(2.97)	1.22
Less Distributions:
Distributions from net realized gain	(2.03)	(2.25)	—	—	(4.13)	(4.18)
Net Asset Value, End of Period	$20.54	$20.53	$25.75	$15.81	$17.85	$24.95
Total Return[2]	9.76%	(13.00)%	62.87%	(11.43)%	(11.94)%	4.82%
Ratios to Average Net Assets:
Net expenses[3]	1.92%[4]	1.92%	2.00%	2.04%	2.01%	2.02%
Net investment income (loss)	0.23%[4]	(0.16)%	(0.40)%	(0.63)%	(0.50)%	(0.68)%
Expense waiver/reimbursement[5]	0.30%[4]	0.31%	0.28%	0.22%	0.18%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,188	$6,498	$8,074	$5,716	$9,446	$16,028
Portfolio turnover[6]	47%	94%	86%	89%	74%	84%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2023	Year Ended September 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$22.10	$27.44	$16.74	$18.83	$25.93	$28.78
Income From Investment Operations:
Net investment income (loss)[1]	0.11	0.14	0.09	0.03	0.05	0.02
Net realized and unrealized gain (loss)	2.16	(3.15)	10.64	(2.05)	(2.99)	1.43
Total From Investment Operations	2.27	(3.01)	10.73	(2.02)	(2.94)	1.45
Less Distributions:
Distributions from net investment income	(0.02)	(0.08)	(0.03)	(0.07)	(0.03)	(0.12)
Distributions from net realized gain	(2.03)	(2.25)	—	—	(4.13)	(4.18)
Total Distributions	(2.05)	(2.33)	(0.03)	(0.07)	(4.16)	(4.30)
Net Asset Value, End of Period	$22.32	$22.10	$27.44	$16.74	$18.83	$25.93
Total Return[2]	10.14%	(12.36)%	64.12%	(10.78)%	(11.27)%	5.58%
Ratios to Average Net Assets:
Net expenses[3]	1.22%[4]	1.22%	1.25%	1.27%	1.32%	1.29%
Net investment income	0.93%[4]	0.53%	0.38%	0.16%	0.24%	0.08%
Expense waiver/reimbursement[5]	0.45%[4]	0.46%	0.51%	0.46%	0.40%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,853	$11,898	$14,260	$9,646	$13,675	$16,013
Portfolio turnover[6]	47%	94%	86%	89%	74%	84%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2023	Year Ended September 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$22.69	$28.11	$17.13	$19.29	$26.48	$29.30
Income From Investment Operations:
Net investment income (loss)[1]	0.15	0.23	0.16	0.07	0.10	0.09
Net realized and unrealized gain (loss)	2.22	(3.24)	10.89	(2.08)	(3.06)	1.47
Total From Investment Operations	2.37	(3.01)	11.05	(2.01)	(2.96)	1.56
Less Distributions:
Distributions from net investment income	(0.10)	(0.16)	(0.07)	(0.15)	(0.10)	(0.20)
Distributions from net realized gain	(2.03)	(2.25)	—	—	(4.13)	(4.18)
Total Distributions	(2.13)	(2.41)	(0.07)	(0.15)	(4.23)	(4.38)
Net Asset Value, End of Period	$22.93	$22.69	$28.11	$17.13	$19.29	$26.48
Total Return[2]	10.34%	(12.10)%	64.63%	(10.57)%	(11.05)%	5.87%
Ratios to Average Net Assets:
Net expenses[3]	0.88%[4]	0.88%	0.96%	1.01%	1.01%	1.01%
Net investment income	1.27%[4]	0.89%	0.64%	0.36%	0.50%	0.32%
Expense waiver/reimbursement[5]	0.31%[4]	0.33%	0.31%	0.22%	0.16%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$112,857	$88,206	$97,317	$63,019	$203,935	$333,887
Portfolio turnover[6]	47%	94%	86%	89%	74%	84%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2023	Year Ended September 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$22.72	$28.13	$17.15	$19.21	$26.39	$29.19
Income From Investment Operations:
Net investment income (loss)[1]	0.17	0.24	0.18	0.09	0.08	0.14
Net realized and unrealized gain (loss)	2.21	(3.23)	10.89	(2.09)	(3.02)	1.44
Total From Investment Operations	2.38	(2.99)	11.07	(2.00)	(2.94)	1.58
Less Distributions:
Distributions from net investment income	(0.11)	(0.17)	(0.09)	(0.06)	(0.11)	(0.20)
Distributions from net realized gain	(2.03)	(2.25)	—	—	(4.13)	(4.18)
Total Distributions	(2.14)	(2.42)	(0.09)	(0.06)	(4.24)	(4.38)
Net Asset Value, End of Period	$22.96	$22.72	$28.13	$17.15	$19.21	$26.39
Total Return[2]	10.37%	(12.00)%	64.64%	(10.47)%	(11.00)%	5.98%
Ratios to Average Net Assets:
Net expenses[3]	0.81%[4]	0.81%	0.91%	0.94%	0.94%	0.95%
Net investment income	1.44%[4]	0.91%	0.70%	0.53%	0.37%	0.52%
Expense waiver/reimbursement[5]	0.29%[4]	0.30%	0.28%	0.21%	0.14%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,497	$5,200	$6,924	$4,644	$8,297	$56,657
Portfolio turnover[6]	47%	94%	86%	89%	74%	84%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities
March 31, 2023 (unaudited)

Assets:
Investment in securities, at value including $2,743,997 of investments in affiliated holdings* (identified cost $184,660,060, including $2,743,229 of identified cost in affiliated holdings)	$196,765,890
Income receivable	270,146
Income receivable from affiliated holdings	28,059
Receivable for investments sold	5,367,085
Receivable for shares sold	117,698
Total Assets	202,548,878
Liabilities:
Payable for investments purchased	1,356,438
Payable for shares redeemed	155,161
Payable for investment adviser fee (Note 5)	2,994
Payable for administrative fee (Note 5)	423
Payable for distribution services fee (Note 5)	8,484
Payable for other service fees (Notes 2 and 5)	16,734
Accrued expenses (Note 5)	37,884
Total Liabilities	1,578,118
Net assets for 8,819,137 shares outstanding	$200,970,760
Net Assets Consist of:
Paid-in capital	$187,219,611
Total distributable earnings (loss)	13,751,149
Total Net Assets	$200,970,760
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($61,575,986 ÷ 2,689,409 shares outstanding), no par value, unlimited shares authorized	$22.90
Offering price per share (100/94.50 of $22.90)	$24.23
Redemption proceeds per share	$22.90
Class C Shares:
Net asset value per share ($7,187,659 ÷ 349,862 shares outstanding), no par value, unlimited shares authorized	$20.54
Offering price per share	$20.54
Redemption proceeds per share (99.00/100 of $20.54)	$20.33
Class R Shares:
Net asset value per share ($12,852,969 ÷ 575,936 shares outstanding), no par value, unlimited shares authorized	$22.32
Offering price per share	$22.32
Redemption proceeds per share	$22.32
Institutional Shares:
Net asset value per share ($112,856,988 ÷ 4,920,968 shares outstanding), no par value, unlimited shares authorized	$22.93
Offering price per share	$22.93
Redemption proceeds per share	$22.93
Class R6 Shares:
Net asset value per share ($6,497,158 ÷ 282,962 shares outstanding), no par value, unlimited shares authorized	$22.96
Offering price per share	$22.96
Redemption proceeds per share	$22.96

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended March 31, 2023 (unaudited)

Investment Income:
Dividends (including $140,112 received from affiliated holdings*)	$2,158,983
Net income on securities loaned (Note 2)	4,085
TOTAL INCOME	2,163,068
Expenses:
Investment adviser fee (Note 5)	852,096
Administrative fee (Note 5)	79,109
Custodian fees	7,795
Transfer agent fees (Note 2)	113,597
Directors’/Trustees’ fees (Note 5)	935
Auditing fees	17,379
Legal fees	5,284
Portfolio accounting fees	51,608
Distribution services fee (Note 5)	60,471
Other service fees (Notes 2 and 5)	88,933
Share registration costs	41,165
Printing and postage	13,140
Miscellaneous (Note 5)	13,689
TOTAL EXPENSES	1,345,201
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(297,879)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(23,596)
TOTAL WAIVERS AND REIMBURSEMENTS	(321,475)
Net expenses	1,023,726
Net investment income	1,139,342
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized loss of $(852) on sales of investments in affiliated holdings*)	3,037,524
Net change in unrealized depreciation of investments (including net change in unrealized appreciation of $(622) of investments in affiliated holdings*)	13,150,995
Net realized and unrealized gain (loss) on investments	16,188,519
Change in net assets resulting from operations	$17,327,861

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2023	Year Ended 9/30/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,139,342	$1,421,255
Net realized gain (loss)	3,037,524	18,070,474
Net change in unrealized appreciation/depreciation	13,150,995	(43,423,863)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	17,327,861	(23,932,134)
Distributions to Shareholders:
Class A Shares	(5,347,735)	(5,780,869)
Class C Shares	(636,086)	(647,794)
Class R Shares	(1,109,919)	(1,235,754)
Institutional Shares	(8,639,712)	(8,200,916)
Class R6 Shares	(529,819)	(639,094)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,263,271)	(16,504,427)
Share Transactions:
Proceeds from sale of shares	49,256,822	47,093,908
Net asset value of shares issued to shareholders in payment of distributions declared	15,774,400	15,974,896
Cost of shares redeemed	(35,257,943)	(49,710,854)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	29,773,279	13,357,950
Change in net assets	30,837,869	(27,078,611)
Net Assets:
Beginning of period	170,132,891	197,211,502
End of period	$200,970,760	$170,132,891
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
March 31, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes Clover Small Value Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Federated Equity Management Company of Pennsylvania (the “Adviser”).
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if
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information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
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The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $321,475 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended March 31, 2023, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$38,039	$(5,280)
Class C Shares	4,869	—
Class R Shares	6,430	(384)
Institutional Shares	62,793	(7,990)
Class R6 Shares	1,466	—
TOTAL	$113,597	$(13,654)
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended March 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$79,822
Class C Shares	9,111
TOTAL	$88,933
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
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Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of March 31, 2023, the Fund had no outstanding securities on loan.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 3/31/2023		Year Ended 9/30/2022
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	142,733	$3,425,917	419,906	$11,073,253
Shares issued to shareholders in payment of distributions declared	222,549	5,190,486	210,746	5,699,068
Shares redeemed	(253,422)	(5,998,012)	(572,934)	(15,265,541)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	111,860	$2,618,391	57,718	$1,506,780
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	Six Months Ended 3/31/2023		Year Ended 9/30/2022
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	50,398	$1,061,830	72,936	$1,707,022
Shares issued to shareholders in payment of distributions declared	30,175	632,166	26,089	644,136
Shares redeemed	(47,177)	(1,004,264)	(96,152)	(2,345,852)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	33,396	$689,732	2,873	$5,306
	Six Months Ended 3/31/2023		Year Ended 9/30/2022
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	58,828	$1,388,609	114,354	$3,033,541
Shares issued to shareholders in payment of distributions declared	48,849	1,109,919	46,691	1,234,030
Shares redeemed	(70,255)	(1,650,739)	(142,239)	(3,663,821)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	37,422	$847,789	18,806	$603,750
	Six Months Ended 3/31/2023		Year Ended 9/30/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,509,928	$35,875,232	1,101,667	$29,050,524
Shares issued to shareholders in payment of distributions declared	357,951	8,366,945	288,525	7,813,254
Shares redeemed	(833,788)	(20,054,334)	(965,535)	(25,232,564)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,034,091	$24,187,843	424,657	$11,631,214
	Six Months Ended 3/31/2023		Year Ended 9/30/2022
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	317,475	$7,505,234	83,640	$2,229,568
Shares issued to shareholders in payment of distributions declared	20,329	474,884	21,573	584,408
Shares redeemed	(283,707)	(6,550,594)	(122,453)	(3,203,076)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	54,097	$1,429,524	(17,240)	$(389,100)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,270,866	$29,773,279	486,814	$13,357,950
4. FEDERAL TAX INFORMATION
At March 31, 2023, the cost of investments for federal tax purposes was $184,660,060. The net unrealized appreciation of investments for federal tax purposes was $12,105,830. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $21,298,542 and unrealized depreciation from investments for those securities having an excess of cost over value of $9,192,712.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund’s average daily net assets. Prior to December 1, 2021, the annual fee was equal to 0.90% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended March 31, 2023, the Adviser voluntarily waived $294,447 of its fee and voluntarily reimbursed $13,654 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2023, the Adviser reimbursed $3,432.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2023, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2023, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$27,332	$—
Class R Shares	33,139	(9,942)
TOTAL	$60,471	$(9,942)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2023, FSC retained $4,454 of fees paid by the Fund. For the six months ended March 31, 2023, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2023, FSC retained $1,257 in sales charges from the sale of Class A Shares.
Other Service Fees
For the six months ended March 31, 2023, FSSC received $5,709 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.13%, 1.94%, 1.22%, 0.88% and 0.81% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended March 31, 2023, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $401,863.
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Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2023, were as follows:
Purchases	$105,885,855
Sales	$91,326,016
7. CONCENTRATION OF RISK
A substantial portion of the Fund’s portfolio may be comprised of securities deemed by the Adviser to be in similar sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of March 31, 2023, the Fund had no outstanding loans. During the six months ended March 31, 2023, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2023, there were no outstanding loans. During the six months ended March 31, 2023, the program was not utilized.
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10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2022 to March 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2022	Ending Account Value 3/31/2023	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,102.20	$5.92
Class C Shares	$1,000	$1,097.60	$10.04
Class R Shares	$1,000	$1,101.40	$6.39
Institutional Shares	$1,000	$1,103.40	$4.61
Class R6 Shares	$1,000	$1,103.70	$4.25
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.30	$5.69
Class C Shares	$1,000	$1,015.36	$9.65
Class R Shares	$1,000	$1,018.85	$6.14
Institutional Shares	$1,000	$1,020.54	$4.43
Class R6 Shares	$1,000	$1,020.89	$4.08

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.13%
Class C Shares	1.92%
Class R Shares	1.22%
Institutional Shares	0.88%
Class R6 Shares	0.81%
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Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Clover Small Value Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated
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Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s
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gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2021, the Fund’s performance for the three-year and five-year periods was above the median of the Performance Peer Group, and the Fund’s performance fell below the median of the Performance Peer Group for the one-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds
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are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In 2021, the Board approved a reduction of 5 basis points in the contractual advisory fee.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
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Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared
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with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Equity Funds (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Clover Small Value Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions
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delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report
40

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
41

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
42

Federated Hermes Clover Small Value Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172289
CUSIP 314172271
CUSIP 314172172
CUSIP 314172263
CUSIP 31421N808
40449 (5/23)
© 2023 Federated Hermes, Inc.

Semi-Annual Shareholder Report
March 31, 2023

Share Class | Ticker	A | BEARX	C | PBRCX	Institutional | PBRIX

Federated Hermes Prudent Bear Fund
Successor to the Prudent Bear Fund Established 1995

A Portfolio of Federated Hermes Equity Funds
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2022 through March 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At March 31, 2023, the Fund’s portfolio composition was as follows:
Percentage of Total Net Assets
Securities Sold Short	(60.4)%
Derivative Contracts—Short (notional value)[1]	(46.8)%
U.S. Treasury Securities	47.2%
Common Stocks	10.8%
Other Security Type	0.1%
Cash Equivalents[2]	43.5%
Adjustment for Derivative Contracts (notional value)[1]	41.3%
Collateral on Deposit for Securities Sold Short	65.9%
Other Assets and Liabilities—Net[3]	(1.6)%
TOTAL	100%
At March 31, 2023, the Fund’s sector composition4 for its short positions was as follows:
Sector Composition	Percentage of Total Securities Sold Short[5]
Broad Equity Index	93.6%
Financials	1.2%
Health Care	1.0%
Information Technology	1.0%
Industrials	0.8%
Consumer Discretionary	0.5%
Consumer Staples	0.5%
Real Estate	0.4%
Materials	0.3%
Communication Services	0.3%
Utilities	0.3%
Energy	0.1%
TOTAL	100%

1
Derivative contracts may consist of futures, forwards, written options and swaps. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3
Assets, other than investments in securities, securities sold short, derivative contracts and collateral on deposit for securities sold short, less liabilities. See Statement of Assets and
Liabilities.

4
Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

5	Includes any short positions on futures contracts.
Semi-Annual Shareholder Report

Portfolio of Investments
March 31, 2023 (unaudited)
Shares, Principal Amount or Contracts			Value
		U.S. TREASURY— 47.2%
		U.S. Treasury Bills— 47.2%
$255,000,000	[1,2]	United States Treasury Bill, 4.633%, 5/18/2023 (IDENTIFIED COST $253,492,730)	$253,526,865
		COMMON STOCKS— 10.8%
		Communication Services— 0.7%
10,000	[3]	Alphabet, Inc., Class A	1,037,300
14,000	[3]	Match Group, Inc.	537,460
4,000	[3]	Meta Platforms, Inc.	847,760
24,000	[3]	TripAdvisor, Inc.	476,640
15,000		Verizon Communications, Inc.	583,350
15,000	[3]	ZoomInfo Technologies, Inc.	370,650
		TOTAL	3,853,160
		Consumer Discretionary— 0.6%
3,000	[3]	Airbnb, Inc.	373,200
180,000	[3]	Allbirds, Inc.	216,000
5,000	[3]	Amazon.com, Inc.	516,450
70,705	[3]	Brilliant Earth Group, Inc.	276,457
300,000		Dr. Martens PLC	528,522
10,000		eBay, Inc.	443,700
4,000	[3]	Expedia Group, Inc.	388,120
200,000	[3]	Moonpig Group PLC	304,885
		TOTAL	3,047,334
		Consumer Staples— 1.0%
30,000		Albertsons Cos., Inc.	623,400
20,000		Altria Group, Inc.	892,400
15,000	[3]	Bellring Brands, Inc.	510,000
30,000	[3]	Hain Celestial Group, Inc.	514,500
4,000		Kimberly-Clark Corp.	536,880
11,000		Kroger Co.	543,070
10,000		Philip Morris International, Inc.	972,500
4,000		WalMart, Inc.	589,800
		TOTAL	5,182,550
		Energy— 0.9%
56,250	[3]	Atlas Energy Solutions, Inc.	957,938
15,000		Coterra Energy, Inc., Class A	368,100
6,000		Devon Energy Corp.	303,660
20,000		HighPeak Energy, Inc.	460,000
300,000	[3]	Ithaca Energy PLC	554,558
8,000		PDC Energy, Inc.	513,440
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Energy— continued
2,000		Pioneer Natural Resources, Inc.	$408,480
32,000	[3]	ProFrac Holding Corp.	405,440
20,000		Sitio Royalties Corp.	452,000
20,000	[3]	TXO Energy Partners, LP	462,200
		TOTAL	4,885,816
		Financials— 1.2%
4,500		Aflac, Inc.	290,340
14,000		Ally Financial, Inc.	356,860
12,000		Bank of America Corp.	343,200
2,800		Chubb Ltd.	543,704
12,000		Citigroup, Inc.	562,680
33,334		Corebridge Financial, Inc.	534,011
5,000		Hartford Financial Services Group, Inc.	348,450
6,000		Morgan Stanley	526,800
180,000	[3]	Oportun Financial Corp.	694,800
20,000		Patria Investments Ltd.	296,000
3,500		PNC Financial Services Group	444,850
19,231	[3]	Skyward Specialty Insurance Group, Inc.	420,582
14,000		Unum Group	553,840
50,000		Vinci Partners Investments Ltd.	406,500
		TOTAL	6,322,617
		Health Care— 2.4%
80,000	[3]	AbCellera Biologics, Inc.	603,200
40,000	[3]	Alector, Inc.	247,600
30,000	[3]	Arcutis Biotherapeutics, Inc.	330,000
10,000	[3]	Beam Therapeutics, Inc.	306,200
4,000	[3]	BioNTech SE, ADR	498,280
8,000		Bristol-Myers Squibb Co.	554,480
8,000	[3]	Centene Corp.	505,680
40,000	[3]	CureVac B.V.	278,800
6,000		CVS Health Corp.	445,860
20,000	[3]	Decibel Therapeutics, Inc.	60,400
5,000	[3]	Dexcom, Inc.	580,900
70,000	[3]	Dialogue Health Technologies, Inc.	185,941
40,000	[3]	Dynavax Technologies Corp.	392,400
1,000		Elevance Health, Inc.	459,810
100,000	[3]	Fusion Pharmaceuticals, Inc.	377,000
100,000	[3]	Galecto, Inc.	199,000
3,000		Gilead Sciences, Inc.	248,910
5,500	[3]	Hologic, Inc.	443,850
10,000	[3]	Inmode Ltd.	319,600
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Health Care— continued
12,000	[3]	Mirum Pharmaceuticals, Inc.	$288,240
2,600	[3]	Moderna, Inc.	399,308
14,000	[3]	Outset Medical, Inc.	257,600
10,000	[3]	Privia Health Group, Inc.	276,100
10,000	[3]	Progyny, Inc.	321,200
600	[3]	Regeneron Pharmaceuticals, Inc.	493,002
78,390	[3]	Reneo Pharmaceuticals, Inc.	468,772
12,000		Royalty Pharma PLC	432,360
18,000	[3]	Schrodinger, Inc.	473,940
30,000	[3]	Sight Sciences, Inc.	262,200
120,000	[3]	Sonendo, Inc.	240,000
64,513	[3]	SOPHiA GENETICS SA	320,630
30,482	[3]	Structure Therapeutics, Inc., ADR	725,167
88,400	[3]	TMS Co. Ltd.	345,206
900		UnitedHealth Group, Inc.	425,331
		TOTAL	12,766,967
		Industrials— 1.0%
50,000		Aris Water Solutions, Inc.	389,500
150,000	[3]	Berkshire Grey, Inc.	207,000
50,000	[3]	Byrna Technologies, Inc.	379,500
160,000	[3]	Eurogroup Laminations S.p.A.	841,572
6,000		Science Applications International Corp.	644,760
46,200	[3]	Skymark Airlines, Inc.	415,807
15,000		Southwest Airlines Co.	488,100
20,000	[3]	TaskUs, Inc.	288,800
40,000	[3]	TDCX, Inc., ADR	356,000
8,000		Textron, Inc.	565,040
3,000		United Parcel Service, Inc.	581,970
3,000		Waste Management, Inc.	489,510
		TOTAL	5,647,559
		Information Technology— 1.5%
1,500	[3]	Adobe, Inc.	578,055
6,000	[3]	Akamai Technologies, Inc.	469,800
120,000	[3]	Arteris, Inc.	507,600
4,000	[3]	Check Point Software Technologies Ltd.	520,000
200,000	[3]	Cint Group AB	271,976
14,000		Cisco Systems, Inc.	731,850
131,500	[3]	Copperleaf Technologies, Inc.	535,146
2,000	[3]	Credo Technology Group Holding Ltd.	18,840
40,000	[3]	Expensify, Inc.	326,000
6,000	[3]	GoDaddy, Inc.	466,320
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Information Technology— continued
40,000	[3]	IONOS SE	$642,891
120,000	[3]	LifeSpeak, Inc.	58,602
2,000		Microsoft Corp.	576,600
10,000	[3,4]	Nuvei Corp.	435,250
8,000	[3]	PayPal Holdings, Inc.	607,520
2,000	[3]	Salesforce, Inc.	399,560
40,000	[3]	SimilarWeb Ltd.	270,400
10,000	[3]	SkyWater Technology, Inc.	113,800
85,000		Telefonaktiebolaget LM Ericsson, ADR	497,250
		TOTAL	8,027,460
		Materials— 0.9%
8,000		CF Industries Holdings, Inc.	579,920
2,000		Eagle Materials, Inc.	293,500
80,000	[3]	Gatos Silver, Inc.	522,400
100,000	[3]	Lithium Royalty Corp.	1,198,668
12,000		Mosaic Co./The	550,560
5,000		Olin Corp.	277,500
80,000	[3]	Sprott Physical Gold Trust	1,236,800
20,000	[3]	Sprott Physical Silver Trust	166,800
		TOTAL	4,826,148
		Real Estate— 0.1%
5,000		Crown Castle, Inc.	669,200
		Utilities— 0.5%
8,000		American Electric Power Co., Inc.	727,920
14,000		FirstEnergy Corp.	560,840
20,000		NRG Energy, Inc.	685,800
25,000		PPL Corp.	694,750
		TOTAL	2,669,310
		TOTAL COMMON STOCKS (IDENTIFIED COST $60,635,243)	57,898,121
		PURCHASED PUT OPTIONS— 0.1%
3,000		SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $122,817,000, Exercise Price $390. Expiration Date 4/6/2023	31,500
2,000		SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $81,878,000, Exercise Price $370. Expiration Date 5/19/2023	370,000
2,000		SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $81,878,000, Exercise Price $390. Expiration Date 4/21/2023	301,000
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $1,386,311)	702,500
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	INVESTMENT COMPANY— 43.5%
233,487,101	Federated Hermes Government Obligations Fund, Premier Shares, 4.69%[5] (IDENTIFIED COST $233,487,101)	$233,487,101
	TOTAL INVESTMENT IN SECURITIES—101.6% (IDENTIFIED COST $549,001,385)[6]	545,614,587
	OTHER ASSETS AND LIABILITIES - NET—(1.6)%[7]	(8,700,964)
	TOTAL NET ASSETS—100%	$536,913,623
SECURITIES SOLD SHORT—(60.4)%
Shares			Value
		Broad Equity Index— (53.6)%
126,000		ARK Fintech Innovation ETF	$2,370,060
12,000		iShares FTSE/Xinhua China 25	354,360
38,000		iShares MSCI Canada Index Fund	1,298,840
28,000		iShares MSCI Emerging Markets ETF	1,104,880
16,000		iShares MSCI Japan ETF	939,040
36,000		iShares MSCI United Kingdom	1,161,360
61,300		iShares Russell 2000 ETF	10,935,920
651,000		S&P Depositary Receipts Trust	266,512,890
6,000		SPDR Dow Jones Industrial Average ETF Trust	1,995,720
20,000		Vanguard European ETF	1,219,000
		TOTAL	287,892,070
		Communication Services— (0.3)%
4,500	[3]	Liberty Broadband Corp.	367,650
3,300		Omnicom Group, Inc.	311,322
13,100		Paramount Global, Class B	292,261
2,100	[3]	Take-Two Interactive Software, Inc.	250,530
4,100		Walt Disney Co.	410,533
		TOTAL	1,632,296
		Consumer Discretionary— (0.5)%
1,000	[3]	Burlington Stores, Inc.	202,100
30,000	[3]	Carnival Corp.	304,500
2,500		Columbia Sportswear Co.	225,600
35,000		Hanesbrands, Inc.	184,100
7,000		Hasbro, Inc.	375,830
700		Lithia Motors, Inc.	160,251
24,000		Newell Brands, Inc.	298,560
20,000	[3]	Rivian Automotive, Inc.	309,600
8,000	[3]	Skechers USA, Inc., Class A	380,160
2,000		Target Corp.	331,260
10,000		V.F. Corp.	229,100
		TOTAL	3,001,061
Semi-Annual Shareholder Report

Shares			Value
		Consumer Staples— (0.5)%
3,000	[3]	Dollar Tree, Inc.	$430,650
3,500		Ingredion, Inc.	356,055
8,000		Kraft Heinz Co./The	309,360
6,400		McCormick & Co., Inc.	532,544
11,000		Reynolds Consumer Products, Inc.	302,500
4,000		Spectrum Brands Holdings, Inc.	264,880
13,000		Walgreens Boots Alliance, Inc.	449,540
		TOTAL	2,645,529
		Energy— (0.1)%
6,000		DT Midstream, Inc.	296,220
8,000		Enviva, Inc.	231,040
7,000		New Fortress Energy, Inc.	206,010
		TOTAL	733,270
		Financials— (1.3)%
24,000		AGNC Investment Corp.	241,920
4,000		Apollo Global Management LLC	252,640
3,000		Assurant, Inc.	360,210
5,000		Bank of Hawaii Corp.	260,400
22,000		Blue Owl Capital, Inc.	243,760
3,000		Cboe Global Markets, Inc.	402,720
3,000		Cincinnati Financial Corp.	336,240
8,000		Citizens Financial Group, Inc.	242,960
1,500		CME Group, Inc.	287,280
20,000		CVB Financial Corp.	333,600
40,000		Financial Select Sector SPDR Fund	1,286,000
25,000		FNB Corp. (PA)	290,000
10,000		Invesco Ltd.	164,000
9,000		KKR & Co., Inc., Class Common	472,680
200	[3]	Markel Corp.	255,482
5,000		Prosperity Bancshares, Inc.	307,600
3,000		Prudential Financial, Inc.	248,220
4,000		Tradeweb Markets, Inc.	316,080
10,000		Truist Financial Corp.	341,000
8,000		Webster Financial Corp. Waterbury	315,360
		TOTAL	6,958,152
		Health Care— (1.1)%
51,000		ARK Innovation ETF	2,057,340
8,000		Baxter International, Inc.	324,480
2,200		Becton Dickinson & Co.	544,588
9,000	[3]	Boston Scientific Corp.	450,270
1,400	[3]	Charles River Laboratories International, Inc.	282,548
10,000	[3]	Envista Holdings Corp.	408,800
8,000	[3]	Exact Sciences Corp.	542,480
1,300	[3]	Illumina, Inc.	302,315
1,400	[3]	Repligen Corp.	235,704
Semi-Annual Shareholder Report

Shares			Value
		Health Care— continued
2,000		SPDR S&P Biotech ETF	$152,420
1,200		Stryker Corp.	342,564
6,000	[3]	Tenet Healthcare Corp.	356,520
		TOTAL	6,000,029
		Industrials— (0.9)%
5,000	[3]	AMERCO	298,250
10,000	[3]	Driven Brands Holdings, Inc.	303,100
2,200		Eaton Corp. PLC	376,948
5,000		Graco, Inc.	365,050
3,000		Jacobs Solutions, Inc.	352,530
10,000		MDU Resources Group, Inc.	304,800
10,000		Pentair PLC	552,700
2,000		Regal Rexnord Corp.	281,460
1,500	[3]	Siteone Landscape Supply, Inc.	205,305
4,000		Stanley Black & Decker, Inc.	322,320
14,000	[3]	SunRun, Inc.	282,100
2,000		TransUnion	124,280
28,000		Vertiv Holdings Co.	400,680
3,000	[3]	WESCO International, Inc.	463,620
		TOTAL	4,633,143
		Information Technology— (1.1)%
8,000		Avnet, Inc.	361,600
4,000	[3]	Ceridian HCM Holding, Inc.	292,880
4,000	[3]	CloudFlare, Inc.	246,640
7,800	[3]	Confluent, Inc.	187,746
10,000		Dell Technologies, Inc.	402,100
2,400	[3]	First Solar, Inc.	522,000
6,000		Intel Corp.	196,020
11,000		Juniper Networks, Inc.	378,620
4,600		Marvell Technology, Inc.	199,180
3,800		MKS Instruments, Inc.	336,756
6,400	[3]	nCino, Inc.	158,592
3,300		Paychex, Inc.	378,147
1,100	[3]	Paylocity Corp.	218,658
800		Roper Technologies, Inc.	352,552
10,000	[3]	SentinelOne, Inc.	163,600
900	[3]	Teledyne Technologies, Inc.	402,624
2,300		Texas Instruments, Inc.	427,823
1,000	[3]	Tyler Technologies, Inc.	354,640
2,800	[3]	Wolfspeed, Inc.	181,860
		TOTAL	5,762,038
		Materials— (0.3)%
6,000		Ball Corp.	330,660
4,000		Crown Holdings, Inc.	330,840
4,000		DuPont de Nemours, Inc.	287,080
Semi-Annual Shareholder Report

Shares			Value
		Materials— continued
4,000		International Flavors & Fragrances, Inc.	$367,840
4,000		RPM International, Inc.	348,960
		TOTAL	1,665,380
		Real Estate— (0.4)%
2,000		Alexandria Real Estate Equities, Inc.	251,180
3,000		Digital Realty Trust, Inc.	294,930
15,000		Healthcare Realty Trust, Inc.	289,950
8,000		Invitation Homes, Inc.	249,840
140,000	[3]	Opendoor Technologies, Inc.	246,400
6,500		Rexford Industrial Realty, Inc.	387,725
5,000		Welltower, Inc.	358,450
		TOTAL	2,078,475
		Utilities— (0.3)%
6,000		Alliant Energy Corp.	320,400
2,000		American Water Works Co., Inc.	292,980
5,000		CMS Energy Corp.	306,900
5,000		Dominion Energy, Inc.	279,550
3,000		Duke Energy Corp.	289,410
		TOTAL	1,489,240
		Total Securities Sold Short (PROCEEDS $282,598,238)	$324,490,683
At March 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Short Futures:
S&P 500 E-Mini Short Futures	1,215	$251,368,313	June 2023	$(14,159,988)
Net Unrealized Depreciation on Futures Contracts and on the Value of Securities Sold Short is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended March 31, 2023, were as follows:
Affiliated	Value as of 9/30/2022	Purchases at Cost	Proceeds from Sales
Health Care:
Dynavax Technologies Corp.	$—	$421,026	$—
Fusion Pharmaceuticals, Inc.	$150,500	$116,655	$—
Affiliated issuers no longer in the portfolio at period end	$270,400	$—	$(522,060)
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$420,900	$537,681	$(522,060)
Semi-Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 3/31/2023	Shares Held as of 3/31/2023	Dividend Income

$(28,626)	$—	$392,400	40,000	$—
$109,845	$—	$377,000	100,000	$—
$(115,327)	$366,987	$—	—	$—
$(34,108)	$366,987	$769,400	140,000	$—
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2023, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 9/30/2022	$351,982,816
Purchases at Cost	$728,466,314
Proceeds from Sales	$(846,962,029)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 3/31/2023	$233,487,101
Shares Held as of 3/31/2023	233,487,101
Dividend Income	$5,861,538
The Fund invests in Federated Hermes Government Obligations Fund (GOF), a diversified portfolio of Federated Hermes Money Market Obligations Trust (MMOT), which is managed by an affiliate of the Adviser. MMOT is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of GOF is to provide current income consistent with stability of principal. GOF operates as a government money market fund. As a government money market fund, GOF: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act. Income distributions from GOF are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of GOF, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At March 31, 2023, GOF represents 43.5% of the
Semi-Annual Shareholder Report

Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of GOF. A copy of GOF’s financial statements is available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures and securities sold short contracts.
2	Discount rate(s) at time of purchase.
3	Non-income-producing security.
4
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or
(b) is subject to a contractual restriction on public sales. At March 31, 2023, these restricted securities amounted to $435,250, which represented 0.1% of total net assets.

5	7-day net yield.
6	Also represents cost of investments for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of March 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$253,526,865	$—	$253,526,865
Purchased Put Options	702,500	—	—	702,500
Equity Securities:
Common Stocks
Domestic	43,711,766	—	—	43,711,766
International	11,765,401	2,420,954	—	14,186,355
Investment Company	233,487,101	—	—	233,487,101
TOTAL SECURITIES	$289,666,768	$255,947,819	$—	$545,614,587
Other Financial Instruments:
Liabilities
Securities Sold Short	$(324,490,683)	$—	$—	$(324,490,683)
Futures Contracts	(14,159,988)	—	—	(14,159,988)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(338,650,671)	$—	$—	$(338,650,671)

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor’s Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2023	Year Ended September 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$8.68	$7.79	$10.11	$12.58	$13.27	$16.27
Income From Investment Operations:
Net investment income (loss)[1]	0.14	(0.09)	(0.23)	(0.19)	0.10	(0.11)
Net realized and unrealized gain (loss)	(1.29)	0.98	(2.09)	(2.21)	(0.79)	(2.89)
Total From Investment Operations	(1.15)	0.89	(2.32)	(2.40)	(0.69)	(3.00)
Less Distributions:
Distributions from net investment income	—	—	—	(0.07)	—	—
Net Asset Value, End of Period	$7.53	$8.68	$7.79	$10.11	$12.58	$13.27
Total Return[2]	(13.25)%	11.42%	(22.95)%	(19.15)%	(5.20)%	(18.44)%
Ratios to Average Net Assets:
Net expenses[3]	2.72%[4]	2.65%	3.02%	2.85%	2.84%	3.54%
Net expenses excluding dividends and other expenses related to short sales	1.72%[4]	1.78%	1.78%	1.78%	1.78%	1.89%
Net investment income (loss)	3.60%[4]	(1.16)%	(2.68)%	(1.65)%	0.74%	(0.74)%
Expense waiver/reimbursement[5]	0.04%[4]	0.04%	0.11%	0.11%	0.09%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$70,081	$77,378	$40,185	$59,987	$53,827	$57,253
Portfolio turnover[6]	75%	201%	148%	247%	313%	284%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2023	Year Ended September 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$7.46	$6.74	$8.81	$10.98	$11.67	$14.42
Income From Investment Operations:
Net investment income (loss)[1]	0.10	(0.12)	(0.25)	(0.25)	0.00[2]	(0.20)
Net realized and unrealized gain (loss)	(1.12)	0.84	(1.82)	(1.92)	(0.69)	(2.55)
Total From Investment Operations	(1.02)	0.72	(2.07)	(2.17)	(0.69)	(2.75)
Net Asset Value, End of Period	$6.44	$7.46	$6.74	$8.81	$10.98	$11.67
Total Return[3]	(13.67)%	10.68%	(23.50)%	(19.76)%	(5.91)%	(19.07)%
Ratios to Average Net Assets:
Net expenses[4]	3.52%[5]	3.42%	3.77%	3.63%	3.59%	4.28%
Net expenses excluding dividends and other expenses related to short sales	2.47%[5]	2.53%	2.53%	2.53%	2.53%	2.63%
Net investment income (loss)	2.83%[5]	(1.89)%	(3.44)%	(2.46)%	0.01%	(1.49)%
Expense waiver/reimbursement[6]	0.04%[5]	0.04%	0.11%	0.11%	0.09%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$17,793	$17,104	$8,018	$12,696	$10,422	$12,090
Portfolio turnover[7]	75%	201%	148%	247%	313%	284%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2023	Year Ended September 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$8.95	$8.02	$10.38	$12.92	$13.59	$16.63
Income From Investment Operations:
Net investment income (loss)[1]	0.16	(0.06)	(0.21)	(0.22)	0.14	(0.07)
Net realized and unrealized gain (loss)	(1.34)	0.99	(2.15)	(2.21)	(0.81)	(2.97)
Total From Investment Operations	(1.18)	0.93	(2.36)	(2.43)	(0.67)	(3.04)
Less Distributions:
Distributions from net investment income	—	—	—	(0.11)	—	—
Net Asset Value, End of Period	$7.77	$8.95	$8.02	$10.38	$12.92	$13.59
Total Return[2]	(13.18)%	11.60%	(22.74)%	(18.97)%	(4.93)%	(18.28)%
Ratios to Average Net Assets:
Net expenses[3]	2.52%[4]	2.42%	2.69%	2.64%	2.56%	3.26%
Net expenses excluding dividends and other expenses related to short sales	1.47%[4]	1.53%	1.53%	1.53%	1.53%	1.63%
Net investment income (loss)	3.84%[4]	(0.76)%	(2.38)%	(1.79)%	1.03%	(0.48)%
Expense waiver/reimbursement[5]	0.04%[4]	0.03%	0.11%	0.09%	0.09%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$449,039	$406,207	$116,071	$196,933	$77,603	$86,727
Portfolio turnover[6]	75%	201%	148%	247%	313%	284%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
March 31, 2023 (unaudited)

Assets:
Investment in securities, at value including $234,256,501 of investments in affiliated holdings* (identified cost $549,001,385, including $234,150,704 of identified cost in affiliated holdings)	$545,614,587
Cash denominated in foreign currencies (identified cost $124,811)	127,344
Deposit at broker for short sales	343,447,973
Income receivable	68,930
Income receivable from affiliated holdings	914,821
Interest receivable on short positions	148,400
Receivable for shares sold	1,404,894
Total Assets	891,726,949
Liabilities:
Securities sold short, at value (proceeds $282,598,238)	324,490,683
Dividends payable on short positions	1,157,190
Payable for investments purchased	23,387,682
Payable for shares redeemed	2,068,147
Payable to bank	156,199
Payable for variation margin on futures contracts	3,508,317
Payable for investment adviser fee (Note 5)	4,141
Payable for administrative fee (Note 5)	1,167
Payable for distribution services fee (Note 5)	9,698
Payable for other service fees (Notes 2 and 5)	28,751
Accrued expenses (Note 5)	1,351
Total Liabilities	354,813,326
Net assets for 69,829,484 shares outstanding	$536,913,623
Net Assets Consist of:
Paid-in capital	$1,529,809,565
Total distributable earnings (loss)	(992,895,942)
Total Net Assets	$536,913,623
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($70,081,010 ÷ 9,307,568 shares outstanding), no par value, unlimited shares authorized	$7.53
Offering price per share (100/94.50 of $7.53)	$7.97
Redemption proceeds per share	$7.53
Class C Shares:
Net asset value per share ($17,793,314 ÷ 2,762,318 shares outstanding), no par value, unlimited shares authorized	$6.44
Offering price per share	$6.44
Redemption proceeds per share (99.00/100 of $6.44)	$6.38
Institutional Shares:
Net asset value per share ($449,039,299 ÷ 57,759,598 shares outstanding), no par value, unlimited shares authorized	$7.77
Offering price per share	$7.77
Redemption proceeds per share	$7.77

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended March 31, 2023 (unaudited)

Investment Income:
Interest	$15,616,673
Dividends (including $5,861,538 received from affiliated holdings* and net of foreign taxes withheld of $1,680)	662,789
TOTAL INCOME	16,279,462
Expenses:
Investment adviser fee (Note 5)	3,199,422
Administrative fee (Note 5)	201,406
Custodian fees	31,142
Transfer agent fees	236,734
Directors’/Trustees’ fees (Note 5)	1,695
Auditing fees	19,625
Legal fees	5,285
Portfolio accounting fees	60,416
Distribution services fee (Note 5)	65,773
Other service fees (Notes 2 and 5)	108,175
Share registration costs	76,893
Printing and postage	16,633
Miscellaneous (Note 5)	14,475
Expenses related to short positions	2,685,187
TOTAL EXPENSES	6,722,861
Reimbursement:
Reimbursement of investment adviser fee (Note 5)	(105,808)
Net expenses	6,617,053
Net investment income	9,662,409
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Futures Contracts and Short Sales:
Net realized loss on investments (including net realized gain of $366,987 on sales of investments in affiliated holdings*)	$(691,848)
Net realized loss on foreign currency transactions	(27,920)
Net realized gain on futures contracts	3,889,649
Net realized loss on short sales	(11,773,480)
Net change in unrealized depreciation of investments (including net change in unrealized appreciation of $(34,108) on investments in affiliated holdings*)	2,045,886
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	660
Net change in unrealized appreciation of futures contracts	(30,256,162)
Net change in unrealized appreciation of securities sold short	(50,243,026)
Net realized and unrealized gain (loss) on investments, foreign currency transactions, futures contracts and short sales	(87,056,241)
Change in net assets resulting from operations	$(77,393,832)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2023	Year Ended 9/30/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$9,662,409	$(2,172,329)
Net realized gain (loss)	(8,603,599)	6,893,151
Net change in unrealized appreciation/depreciation	(78,452,642)	43,531,689
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(77,393,832)	48,252,511
Share Transactions:
Proceeds from sale of shares	579,460,210	829,730,753
Cost of shares redeemed	(465,842,171)	(541,567,476)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	113,618,039	288,163,277
Change in net assets	36,224,207	336,415,788
Net Assets:
Beginning of period	500,689,416	164,273,628
End of period	$536,913,623	$500,689,416
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
March 31, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes Prudent Bear Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
◾
Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses
Semi-Annual Shareholder Report

mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
Semi-Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense reimbursement of $105,808 is disclosed in Note 5.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended March 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$86,251
Class C Shares	21,924
TOTAL	$108,175
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2023, the Fund did not
Semi-Annual Shareholder Report

have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage market and sector/asset class risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $187,690,313. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
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Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to seek to increase returns and to manage individual security, market and sector/asset class risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period-end are listed in the Fund’s Portfolio of Investments.
The average market value of purchased put options held by the Fund throughout the period was $949,438. This is based on amounts held as of each month-end throughout the six-month period.
Short Sales
In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.
The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated
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to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.
For the six months ended March 31, 2023, the net realized gain (loss) and the net change in unrealized appreciation/(depreciation) on short sales was $(11,773,480) and $(50,243,026), respectively.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts		$—	Payable for variation margin on futures contracts	$14,159,988*
Equity contracts	Purchased options, within Investment in securities at value	702,500		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$702,500		$14,159,988

*
Includes cumulative depreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

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The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2023
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options Contracts[1]	Total
Equity contracts	$3,889,649	$(6,158,222)	$(2,268,573)

1	The net realized loss on Purchased Options Contracts is found within the Net realized loss on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options Contracts[2]	Total
Equity contracts	$(30,256,162)	$(683,811)	$(30,939,973)

2	The net change in unrealized depreciation of Purchased Options Contracts is found within the Net change in unrealized depreciation of investments on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 3/31/2023		Year Ended 9/30/2022
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	5,717,868	$45,642,103	10,138,596	$78,466,391
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(5,321,125)	(42,696,697)	(6,383,541)	(49,084,686)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	396,743	$2,945,406	3,755,055	$29,381,705
	Six Months Ended 3/31/2023		Year Ended 9/30/2022
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	713,327	$4,918,187	1,394,372	$9,380,660
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(244,939)	(1,673,242)	(289,560)	(1,853,249)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	468,388	$3,244,945	1,104,812	$7,527,411
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	Six Months Ended 3/31/2023		Year Ended 9/30/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	64,224,096	$528,899,920	93,185,627	$741,883,702
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(51,826,883)	(421,472,232)	(62,291,148)	(490,629,541)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	12,397,213	$107,427,688	30,894,479	$251,254,161
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	13,262,344	$113,618,039	35,754,346	$288,163,277
4. FEDERAL TAX INFORMATION
At March 31, 2023, the cost of investments for federal tax purposes was $549,001,385. The net unrealized depreciation of investments for federal tax purposes was $17,546,786. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $34,135 and unrealized depreciation from investments for those securities having an excess of cost over value of $17,580,921. The amounts presented are inclusive of derivative contracts.
As of September 30, 2022, the Fund had a capital loss carryforward of $914,185,571 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$691,185,272	$223,000,299	$914,185,571
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2023, the Adviser reimbursed $105,808.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2023, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2023, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$65,773
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2023, FSC retained $30,240 of fees paid by the Fund.
For the six months ended March 31, 2023, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2023, FSC retained $18,455 in sales charges from the sale of Class A Shares. For the six months ended March 31, 2023, FSC also retained $6,334 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended March 31, 2023, FSSC received $6,444 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.78%, 2.53% and 1.53% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2023, or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2023, were as follows:
Purchases	$56,059,917
Sales	$37,910,824
7. CONCENTRATION OF RISK
A substantial portion of the Fund’s portfolio may be comprised of securities deemed by the Adviser to be in similar sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
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8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of March 31, 2023, the Fund had no outstanding loans. During the six months ended March 31, 2023, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2023, there were no outstanding loans. During the six months ended March 31, 2023, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains,
Semi-Annual Shareholder Report

workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2022 to March 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2022	Ending Account Value 3/31/2023	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$867.50	$12.66
Class C Shares	$1,000	$863.30	$16.35
Institutional Shares	$1,000	$868.20	$11.74
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,011.37	$13.64
Class C Shares	$1,000	$1,007.38	$17.62
Institutional Shares	$1,000	$1,012.37	$12.64

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	2.72%
Class C Shares	3.52%
Institutional Shares	2.52%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Prudent Bear Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
Semi-Annual Shareholder Report

reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Semi-Annual Shareholder Report

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Semi-Annual Shareholder Report

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated
Semi-Annual Shareholder Report

Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s
Semi-Annual Shareholder Report

gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2021, the Fund’s performance for the three-year and five-year periods was above the median of the Performance Peer Group, and the Fund’s performance was at the median of the Performance Peer Group for the one-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds
Semi-Annual Shareholder Report

are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Semi-Annual Shareholder Report

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared
Semi-Annual Shareholder Report

with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Semi-Annual Shareholder Report

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Equity Funds (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Prudent Bear Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions
Semi-Annual Shareholder Report

delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes Prudent Bear Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421N709
CUSIP 31421N600
CUSIP 31421N501
40432 (5/23)
© 2023 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date May 22, 2023

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 22, 2023